Equity and Other Equity Items (Tables)	12 Months Ended
Mar. 31, 2019
Equity [abstract]
Share activity

	(Thousands of Shares)
	2018	2019
Authorized shares as of April 1	3,500,000	3,500,000
Outstanding shares:
At April 1	790,521	794,688
Exercise of stock options	617	15
Issuance of shares (Note 31)	3,550	770,303
At March 31	794,688	1,565,006

Dividends declared and paid

Dividends Declared and Paid	JPY (millions) Total Dividends	Dividends Per Share JPY	Basis Date	Effective Date
April 1, 2016, to March 31, 2017
Q1 2016	¥71,112	¥90.00	March 31, 2016	June 30, 2016
Q3 2016	71,122	90.00	September 30, 2016	December 1, 2016
April 1, 2017, to March 31, 2018
Q1 2017	71,133	90.00	March 31, 2017	June 29, 2017
Q3 2017	71,165	90.00	September 30, 2017	December 1, 2017
April 1, 2018, to March 31, 2019
Q1 2018	71,507	90.00	March 31, 2018	June 29, 2018
Q3 2018	71,509	90.00	September 30, 2018	December 3, 2018

Dividends Declared	JPY (millions) Total Dividends	Dividends Per Share JPY	Basis Date	Effective Date
April 1, 2019, to March 31, 2020
Q1 2019	¥140,836	¥90.00	March 31, 2019	June 28, 2019